NATURE OF ORGANIZATION (Details Narrative) - USD ($)	Dec. 31, 2023	Sep. 09, 2023	Mar. 09, 2023	Aug. 29, 2022	Jun. 07, 2022
Safe-Pro USA LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of shares issued					$ 760,000
Airborne Response [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of shares issued
Safe Pro AI LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of shares issued
Share Exchange Agreement [Member] | Safe-Pro USA LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Member interests acquired					100.00%
Percentage of issued and outstanding member interests					100.00%
Share Exchange Agreement [Member] | Safe-Pro USA LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for member interests					3,000,000
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Member interests acquired			100.00%
Number of shares issued for member interests			281,250
Number of shares vested		70,312
Number of shares approved for vesting	210,938
Fair value of shares issued			$ 545,625
Share price			$ 1.94
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Twelve-Month Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares expected to vest			70,314
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Eighteen-Month Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares expected to vest			70,312
Share Exchange Agreement [Member] | Safe Pro AI LLC [Member] | Twenty-Four Month Anniversary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares expected to vest			70,312
Acquisition Agreement [Member] | Airborne Response [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Member interests acquired				100.00%
Number of shares issued for member interests				3,275,000
Fair value of shares issued				$ 880,000